S000000715 [Member] Investment Strategy - Western Asset Inflation Indexed Plus Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal market conditions, the fund invests at least 80% of its net assets, including the amount of borrowing for investment purposes, if any, in inflation-indexed fixed income securities and at least 70% of its net assets in U.S. Treasury Inflation Protected Securities.
The subadvisers use fundamental investment techniques to select issues. Although the fund may invest in securities of any maturity, the fund normally expects to maintain a dollar-weighted average effective duration, as estimated by the fund’s subadvisers, within 3 years of that of its benchmark, the Bloomberg U.S. Treasury: U.S. TIPS. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The fund may sell protection in connection with credit default swaps relating to corporate debt securities. It is currently expected that the notional amount of the credit default swaps will not exceed 40% of the fund’s net assets, although such exposure may exceed 40% from time to time.
The fund is expected to maintain a dollar-weighted average credit quality of at least A/A.
In addition, under normal market conditions, at the time of purchase:
•	no more than 20% of the fund’s net assets may be invested in non-U.S. dollar denominated inflation-indexed securities
•	no more than 10% of the fund’s net assets may be invested in un-hedged non-U.S. dollar denominated securities
•	no more than 20% of the fund’s net assets may be invested in a combination of securities rated below investment grade, emerging market securities and loan participations and assignments
•	no more than 10% of the fund’s net assets may be invested in securities rated below investment grade
•	no more than 10% of the fund’s net assets may be invested in emerging market securities
•	no more than 10% of the fund’s net assets may be invested in loan participations and assignments
The fund considers a security to be rated below investment grade if it is not rated in the Baa/BBB categories or above by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) or is unrated and of comparable quality as determined by the subadvisers. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.”
The fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps, foreign currency futures and forwards.
In particular, the fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.